Financial instruments: valuation - Level 3 Sensitivities of Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Fair value of assets
Financial assets, at fair value	£ 202,880		£ 162,882
Trading securities [Member]
Fair value of assets
Financial assets, at fair value	24,955		9,922
Derivatives [Member]
Fair value of assets
Financial assets	106,139		99,545
Financial assets, at fair value	106,139		99,545
Financial assets (Other)
Fair value of assets
Financial assets	46,145		30,895
Other loans
Fair value of assets
Financial assets, at fair value	566		899
Other equity securities [member]
Fair value of assets
Financial assets, at fair value	37,017		16,861
Level 3
Fair value of assets
Financial assets, at fair value	2,052	£ 1,723	2,333
Sensitivity favourable	80	100
Sensitivity unfavourable	100	110
Level 3 | Loans
Fair value of assets
Financial assets, at fair value	721		395
Sensitivity favourable	10	10
Sensitivity unfavourable	10	10
Level 3 | Trading securities [Member]
Fair value of assets
Financial assets, at fair value	21		1
Level 3 | Derivatives [Member]
Fair value of assets
Financial assets, at fair value	917		1,007
Sensitivity favourable	50	60
Sensitivity unfavourable	50	70
Level 3 | Other loans
Fair value of assets
Financial assets, at fair value	207		727
Sensitivity favourable		10
Sensitivity unfavourable	10	10
Level 3 | Other equity securities [member]
Fair value of assets
Financial assets, at fair value	186		£ 203
Sensitivity favourable	20	20
Sensitivity unfavourable	£ 30	£ 20